Summary of Significant Accounting Policies - Income Taxes (Details) - CAD ($) $ in Billions	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Undistributed earnings on foreign subsidiaries	$ 8.1	$ 6.3